Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

8. Intangible assets, net

The following table presents the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2022	December 31, 2023
	RMB	RMB
Customer relationships	3,300	3,300
Trade names	4,822	4,822
Developed technology	17,833	17,833
Total Intangible assets	25,955	25,955
Less: accumulated amortization	(10,341)	(10,341)
impairment	(15,614)	(15,614)
Intangible assets, net	-	-

Amortization expense was RMB4,128, RMB2,097 and nil for the years ended December 31, 2021, 2022 and 2023, respectively. Impairment of intangible assets were nil, RMB 15,614 and nil for the years ended December 31, 2021, 2022 and 2023.